LINE OF CREDIT (Details Narrative) - USD ($)		3 Months Ended
	Feb. 11, 2026	Mar. 31, 2026
Debt Disclosure [Abstract]
Line of credit facility	$ 100,000	$ 100,000
Interest rate	75.05%
Line of credit payments		4,270
Line of Credit Facility, Increase (Decrease), Net		95,731
Line of credit facity accrued interest		$ 4,762